Annual Total Returns[BarChart] - Nationwide Investor Destinations Conservative Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.94%	5.32%	3.83%	3.63%	(0.16%)	4.61%	5.84%	(2.14%)	10.36%	8.23%